UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03999
JOHN HANCOCK INVESTMENT TRUST II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended April 30, 2026:
  John Hancock Financial Industries Fund
  John Hancock Regional Bank Fund

John Hancock Financial Industries Fund
Class A/FIDAX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class A/FIDAX)	$64	1.24%
Fund Statistics
Fund net assets	$268,664,675
Total number of portfolio holdings	42
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	4.8%
Citigroup, Inc.	4.7%
Morgan Stanley	4.6%
Fifth Third Bancorp	4.0%
Columbia Banking System, Inc.	3.8%
NN Group NV	3.5%
Popular, Inc.	3.3%
The Hartford Insurance Group, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Sumitomo Mitsui Trust Group, Inc.	3.1%

Industry Composition
Banks	52.0%
Capital markets	22.9%
Insurance	14.4%
Financial services	3.7%
Consumer finance	3.3%
Industrial REITs	2.0%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5468974
70SA-A
4/26
6/26
John Hancock Financial Industries Fund

John Hancock Financial Industries Fund
Class C/FIDCX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class C/FIDCX)	$103	2.00%
Fund Statistics
Fund net assets	$268,664,675
Total number of portfolio holdings	42
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	4.8%
Citigroup, Inc.	4.7%
Morgan Stanley	4.6%
Fifth Third Bancorp	4.0%
Columbia Banking System, Inc.	3.8%
NN Group NV	3.5%
Popular, Inc.	3.3%
The Hartford Insurance Group, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Sumitomo Mitsui Trust Group, Inc.	3.1%

Industry Composition
Banks	52.0%
Capital markets	22.9%
Insurance	14.4%
Financial services	3.7%
Consumer finance	3.3%
Industrial REITs	2.0%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5468974
70SA-C
4/26
6/26
John Hancock Financial Industries Fund

John Hancock Financial Industries Fund
Class I/JFIFX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class I/JFIFX)	$51	1.00%
Fund Statistics
Fund net assets	$268,664,675
Total number of portfolio holdings	42
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	4.8%
Citigroup, Inc.	4.7%
Morgan Stanley	4.6%
Fifth Third Bancorp	4.0%
Columbia Banking System, Inc.	3.8%
NN Group NV	3.5%
Popular, Inc.	3.3%
The Hartford Insurance Group, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Sumitomo Mitsui Trust Group, Inc.	3.1%

Industry Composition
Banks	52.0%
Capital markets	22.9%
Insurance	14.4%
Financial services	3.7%
Consumer finance	3.3%
Industrial REITs	2.0%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5468974
70SA-I
4/26
6/26
John Hancock Financial Industries Fund

John Hancock Financial Industries Fund
Class R6/JFDRX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class R6/JFDRX)	$46	0.90%
Fund Statistics
Fund net assets	$268,664,675
Total number of portfolio holdings	42
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	4.8%
Citigroup, Inc.	4.7%
Morgan Stanley	4.6%
Fifth Third Bancorp	4.0%
Columbia Banking System, Inc.	3.8%
NN Group NV	3.5%
Popular, Inc.	3.3%
The Hartford Insurance Group, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Sumitomo Mitsui Trust Group, Inc.	3.1%

Industry Composition
Banks	52.0%
Capital markets	22.9%
Insurance	14.4%
Financial services	3.7%
Consumer finance	3.3%
Industrial REITs	2.0%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5468974
70SA-R6
4/26
6/26
John Hancock Financial Industries Fund

John Hancock Regional Bank Fund
Class A/FRBAX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class A/FRBAX)	$64	1.19%
Fund Statistics
Fund net assets	$873,859,174
Total number of portfolio holdings	99
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.4%
Fifth Third Bancorp	3.1%
Huntington Bancshares, Inc.	3.1%
Citizens Financial Group, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.6%
WSFS Financial Corp.	2.4%
Popular, Inc.	2.3%
U.S. Bancorp	2.3%
East West Bancorp, Inc.	2.2%

Industry Composition
Banks	99.8%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5468992
01SA-A
4/26
6/26
John Hancock Regional Bank Fund

John Hancock Regional Bank Fund
Class C/FRBCX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class C/FRBCX)	$105	1.94%
Fund Statistics
Fund net assets	$873,859,174
Total number of portfolio holdings	99
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.4%
Fifth Third Bancorp	3.1%
Huntington Bancshares, Inc.	3.1%
Citizens Financial Group, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.6%
WSFS Financial Corp.	2.4%
Popular, Inc.	2.3%
U.S. Bancorp	2.3%
East West Bancorp, Inc.	2.2%

Industry Composition
Banks	99.8%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5468992
01SA-C
4/26
6/26
John Hancock Regional Bank Fund

John Hancock Regional Bank Fund
Class I/JRBFX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class I/JRBFX)	$51	0.94%
Fund Statistics
Fund net assets	$873,859,174
Total number of portfolio holdings	99
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.4%
Fifth Third Bancorp	3.1%
Huntington Bancshares, Inc.	3.1%
Citizens Financial Group, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.6%
WSFS Financial Corp.	2.4%
Popular, Inc.	2.3%
U.S. Bancorp	2.3%
East West Bancorp, Inc.	2.2%

Industry Composition
Banks	99.8%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5468992

01SA-I

4/26

6/26

John Hancock Regional Bank Fund

John Hancock Regional Bank Fund
Class R6/JRGRX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class R6/JRGRX)	$45	0.84%
Fund Statistics
Fund net assets	$873,859,174
Total number of portfolio holdings	99
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.4%
Fifth Third Bancorp	3.1%
Huntington Bancshares, Inc.	3.1%
Citizens Financial Group, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.6%
WSFS Financial Corp.	2.4%
Popular, Inc.	2.3%
U.S. Bancorp	2.3%
East West Bancorp, Inc.	2.2%

Industry Composition
Banks	99.8%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5468992

01SA-R6

4/26

6/26

John Hancock Regional Bank Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended April 30, 2026 for the following funds:

  John Hancock Financial Industries Fund

  John Hancock Regional Bank Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Financial Industries Fund
U.S. equity
April 30, 2026

John Hancock
Financial Industries Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
11	Notes to financial statements
19	Shareholder meeting
1	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |

Fund’s investments
AS OF 4-30-26 (unaudited)
	Shares	Value
Common stocks 98.3%		$264,120,304
(Cost $204,481,802)
Financials 96.3%		258,733,201
Banks 52.0%
American Business Bank	64,829	4,660,557
Bank of America Corp.	155,658	8,321,477
Bank of Ireland Group PLC	378,840	7,462,158
CaixaBank SA	638,915	8,132,328
Citigroup, Inc.	98,460	12,600,911
Citizens Financial Group, Inc.	198,483	12,911,319
Coastal Financial Corp. (A)	28,875	2,183,528
Columbia Banking System, Inc.	347,653	10,290,529
Eastern Bankshares, Inc.	224,431	4,540,239
Fifth Third Bancorp	211,598	10,740,714
JPMorgan Chase & Co.	26,997	8,456,270
NBT Bancorp, Inc.	90,315	3,945,862
Old National Bancorp	278,247	6,669,581
Pinnacle Financial Partners, Inc.	55,316	5,472,965
Popular, Inc.	58,758	8,833,090
SouthState Bank Corp.	33,516	3,273,508
SpareBank 1 Sor-Norge ASA	132,891	2,871,999
Sumitomo Mitsui Trust Group, Inc.	250,300	8,368,363
U.S. Bancorp	59,037	3,345,036
Zions Bancorp NA	104,036	6,597,963
Capital markets 22.9%
Cboe Global Markets, Inc.	22,337	6,703,110
CME Group, Inc.	16,701	4,806,882
Intercontinental Exchange, Inc.	38,317	6,057,535
Marex Group PLC	104,174	5,557,683
Miami International Holdings, Inc. (A)	94,828	4,408,554
Morgan Stanley	65,282	12,442,096
Nasdaq, Inc.	59,374	5,457,064
The Carlyle Group, Inc.	161,966	8,109,638
The Charles Schwab Corp.	87,718	8,038,478
Consumer finance 3.3%
American Express Company	6,529	2,109,193
Capital One Financial Corp.	35,558	6,802,245
Financial services 3.7%
Fiserv, Inc. (A)	30,398	1,904,435
Visa, Inc., Class A	24,006	7,918,139
Insurance 14.4%
American Integrity Insurance Group, Inc.	140,514	2,754,074
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	2

	Shares	Value
Financials (continued)
Insurance (continued)
Aon PLC, Class A	18,539	$5,777,679
Ethos Technologies, Inc., Class A (A)	74,593	1,308,361
NN Group NV	107,431	9,403,844
Palomar Holdings, Inc. (A)	35,033	4,217,273
The Hartford Insurance Group, Inc.	62,362	8,531,745
Unum Group	83,936	6,746,776
Real estate 2.0%		5,387,103
Industrial REITs 2.0%
Prologis, Inc.	37,932	5,387,103

	Yield (%)	Shares	Value
Short-term investments 1.3%			$3,477,693
(Cost $3,477,648)
Short-term funds 1.3%			3,477,693
John Hancock Collateral Trust (B)	3.5556(C)	347,714	3,477,693

Total investments (Cost $207,959,450) 99.6%	$267,597,997
Other assets and liabilities, net 0.4%	1,066,678
Total net assets 100.0%	$268,664,675

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 4-30-26.
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $208,284,105. Net unrealized appreciation aggregated to $59,313,892, of which $63,510,072 related to gross unrealized appreciation and $4,196,180 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 4-30-26:
United States	79.0%
United Kingdom	4.2%
Netherlands	3.5%
Puerto Rico	3.3%
Japan	3.1%
Spain	3.0%
Ireland	2.8%
Norway	1.1%
TOTAL	100.0%
3	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $204,481,802)	$264,120,304
Affiliated investments, at value (Cost $3,477,648)	3,477,693
Total investments, at value (Cost $207,959,450)	267,597,997
Foreign currency, at value (Cost $781)	783
Dividends and interest receivable	902,961
Receivable for fund shares sold	41,336
Receivable for investments sold	2,493,924
Other assets	74,560
Total assets	271,111,561
Liabilities
Payable for investments purchased	2,056,293
Payable for fund shares repurchased	239,669
Payable to affiliates
Accounting and legal services fees	14,654
Transfer agent fees	22,998
Distribution and service fees	47,555
Trustees’ fees	1,036
Other liabilities and accrued expenses	64,681
Total liabilities	2,446,886
Net assets	$268,664,675
Net assets consist of
Paid-in capital	$183,800,230
Total distributable earnings (loss)	84,864,445
Net assets	$268,664,675

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($230,857,366 ÷ 17,096,604 shares)[1]	$13.50
Class C ($3,201,937 ÷ 314,339 shares)[1]	$10.19
Class I ($30,319,754 ÷ 2,254,130 shares)	$13.45
Class R6 ($4,285,618 ÷ 318,144 shares)	$13.47
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.21

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	4

STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Dividends	$3,533,062
Dividends from affiliated investments	64,012
Securities lending, net	4,678
Less foreign taxes withheld	(100,418)
Total investment income	3,501,334
Expenses
Investment management fees	1,083,979
Distribution and service fees	299,539
Accounting and legal services fees	26,068
Transfer agent fees	147,418
Trustees’ fees	3,595
Custodian fees	22,664
State registration fees	37,045
Printing and postage	19,312
Professional fees	33,618
Other	12,285
Total expenses	1,685,523
Less expense reductions	(13,299)
Net expenses	1,672,224
Net investment income	1,829,110
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	24,293,053
Affiliated investments	(511)
24,292,542
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(4,594,790)
Affiliated investments	(282)
(4,595,072)
Net realized and unrealized gain	19,697,470
Increase in net assets from operations	$21,526,580
5	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$1,829,110	$3,620,542
Net realized gain	24,292,542	118,728,334
Change in net unrealized appreciation (depreciation)	(4,595,072)	(86,588,495)
Increase in net assets resulting from operations	21,526,580	35,760,381
Distributions to shareholders
From earnings
Class A	(83,757,502)	(23,782,791)
Class C	(1,689,485)	(579,652)
Class I	(12,864,962)	(3,231,084)
Class R6	(1,941,072)	(445,429)
Class NAV[1]	—	(19,066,434)
Total distributions	(100,253,021)	(47,105,390)
From fund share transactions	61,165,362	(196,400,083)
Total decrease	(17,561,079)	(207,745,092)
Net assets
Beginning of period	286,225,754	493,970,846
End of period	$268,664,675	$286,225,754

[1]	Class NAV shares were fully redeemed on 3-28-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	6

Financial highlights
CLASS A SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$18.56	$19.03	$13.35	$17.14	$24.22	$16.15
Net investment income[2]	0.09	0.16	0.16	0.26	0.18	0.15
Net realized and unrealized gain (loss) on investments	1.42	1.22	5.81	(2.38)	(2.80)	8.92
Total from investment operations	1.51	1.38	5.97	(2.12)	(2.62)	9.07
Less distributions
From net investment income	(0.18)	(0.22)	(0.27)	(0.13)	(0.43)	(0.23)
From net realized gain	(6.39)	(1.63)	(0.02)	(1.54)	(4.03)	(0.77)
Total distributions	(6.57)	(1.85)	(0.29)	(1.67)	(4.46)	(1.00)
Net asset value, end of period	$13.50	$18.56	$19.03	$13.35	$17.14	$24.22
Total return (%)[3,4]	7.58[5]	7.53	45.28	(13.17)	(12.33)	58.18
Ratios and supplemental data
Net assets, end of period (in millions)	$231	$242	$247	$194	$256	$318
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[6]	1.26	1.22	1.22	1.21	1.21
Expenses including reductions	1.24[6]	1.25	1.21	1.21	1.20	1.20
Net investment income	1.31[6]	0.87	0.96	1.79	1.01	0.70
Portfolio turnover (%)	29	63	61	72	45	64

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
7	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.40	$16.06	$11.31	$14.77	$21.45	$14.39
Net investment income (loss)[2]	0.03	0.02	0.03	0.13	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	1.19	1.04	4.91	(2.05)	(2.44)	7.95
Total from investment operations	1.22	1.06	4.94	(1.92)	(2.40)	7.94
Less distributions
From net investment income	(0.04)	(0.09)	(0.17)	—[3]	(0.25)	(0.11)
From net realized gain	(6.39)	(1.63)	(0.02)	(1.54)	(4.03)	(0.77)
Total distributions	(6.43)	(1.72)	(0.19)	(1.54)	(4.28)	(0.88)
Net asset value, end of period	$10.19	$15.40	$16.06	$11.31	$14.77	$21.45
Total return (%)[4,5]	7.21[6]	6.75	44.21	(13.90)	(12.88)	57.01
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$5	$6	$10	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01[7]	2.00	1.98	1.98	1.95	1.95
Expenses including reductions	2.00[7]	1.99	1.97	1.97	1.94	1.94
Net investment income (loss)	0.51[7]	0.13	0.22	1.03	0.26	(0.04)
Portfolio turnover (%)	29	63	61	72	45	64

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	8

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$18.55	$19.00	$13.34	$17.15	$24.21	$16.13
Net investment income[2]	0.11	0.21	0.20	0.29	0.23	0.21
Net realized and unrealized gain (loss) on investments	1.41	1.23	5.80	(2.38)	(2.79)	8.91
Total from investment operations	1.52	1.44	6.00	(2.09)	(2.56)	9.12
Less distributions
From net investment income	(0.23)	(0.26)	(0.32)	(0.18)	(0.47)	(0.27)
From net realized gain	(6.39)	(1.63)	(0.02)	(1.54)	(4.03)	(0.77)
Total distributions	(6.62)	(1.89)	(0.34)	(1.72)	(4.50)	(1.04)
Net asset value, end of period	$13.45	$18.55	$19.00	$13.34	$17.15	$24.21
Total return (%)[3]	7.68[4]	7.89	45.56	(13.00)	(12.05)	58.63
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$34	$32	$23	$36	$47
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[5]	1.00	0.98	0.98	0.95	0.95
Expenses including reductions	1.00[5]	0.99	0.97	0.97	0.94	0.94
Net investment income	1.56[5]	1.12	1.20	1.98	1.27	0.97
Portfolio turnover (%)	29	63	61	72	45	64

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
9	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$18.57	$19.02	$13.35	$17.16	$24.24	$16.15
Net investment income[2]	0.12	0.23	0.21	0.31	0.25	0.23
Net realized and unrealized gain (loss) on investments	1.42	1.23	5.81	(2.38)	(2.80)	8.92
Total from investment operations	1.54	1.46	6.02	(2.07)	(2.55)	9.15
Less distributions
From net investment income	(0.25)	(0.28)	(0.33)	(0.20)	(0.50)	(0.29)
From net realized gain	(6.39)	(1.63)	(0.02)	(1.54)	(4.03)	(0.77)
Total distributions	(6.64)	(1.91)	(0.35)	(1.74)	(4.53)	(1.06)
Net asset value, end of period	$13.47	$18.57	$19.02	$13.35	$17.16	$24.24
Total return (%)[3]	7.78[4]	7.93	45.81	(12.90)	(11.97)	58.71
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$4	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[5]	0.89	0.87	0.87	0.84	0.84
Expenses including reductions	0.90[5]	0.89	0.86	0.86	0.84	0.84
Net investment income	1.60[5]	1.22	1.30	2.13	1.39	1.09
Portfolio turnover (%)	29	63	61	72	45	64

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	10

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
11	JOHN HANCOCK Financial Industries Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$139,678,397	$112,843,549	$26,834,848	—
Capital markets	61,581,040	61,581,040	—	—
Consumer finance	8,911,438	8,911,438	—	—
Financial services	9,822,574	9,822,574	—	—
Insurance	38,739,752	29,335,908	9,403,844	—
Real estate
Industrial REITs	5,387,103	5,387,103	—	—
Short-term investments	3,477,693	3,477,693	—	—
Total investments in securities	$267,597,997	$231,359,305	$36,238,692	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
| JOHN HANCOCK Financial Industries Fund	12

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2026, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an
13	JOHN HANCOCK Financial Industries Fund |

aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2026 were $700.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK Financial Industries Fund	14

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the ﬁrst $250 million of the fund’s aggregate average daily net assets, (b) 0.775% of the next $250 million of the fund’s aggregate average daily net assets, (c) 0.750% of the next $500 million of the fund’s aggregate average daily net assets; and (d) 0.725% of the fund’s aggregate average daily net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Financial Industries Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,353
Class C	179
Class I	1,534
Class	Expense reduction
Class R6	$233
Total	$13,299

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.78% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
15	JOHN HANCOCK Financial Industries Fund |

Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $19,230 for the six months ended April 30, 2026. Of this amount, $3,083 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $16,147 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2026, CDSCs received by the Distributor amounted to $3 and $667 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$281,003	$127,977
Class C	18,536	2,028
Class I	—	17,291
Class R6	—	122
Total	$299,539	$147,418
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Financial Industries Fund	16

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	580,458	$8,042,283	484,279	$9,096,332
Distributions reinvested	5,463,924	74,910,400	1,178,279	21,244,370
Repurchased	(1,993,232)	(28,683,851)	(1,584,383)	(29,590,769)
Net increase	4,051,150	$54,268,832	78,175	$749,933
Class C shares
Sold	21,411	$223,166	130,114	$2,031,888
Distributions reinvested	143,129	1,484,244	35,079	527,936
Repurchased	(125,368)	(1,355,005)	(231,386)	(3,485,296)
Net increase (decrease)	39,172	$352,405	(66,193)	$(925,472)
Class I shares
Sold	574,313	$8,923,974	521,006	$9,591,723
Distributions reinvested	716,690	9,775,646	139,222	2,501,822
Repurchased	(892,716)	(12,535,187)	(501,551)	(9,333,291)
Net increase	398,287	$6,164,433	158,677	$2,760,254
Class R6 shares
Sold	61,841	$886,533	240,785	$4,487,561
Distributions reinvested	142,099	1,941,072	24,774	445,429
Repurchased	(176,775)	(2,447,913)	(201,912)	(3,738,244)
Net increase	27,165	$379,692	63,647	$1,194,746
Class NAV shares[1]
Sold	—	—	20,248	$395,963
Distributions reinvested	—	—	1,061,015	19,066,434
Repurchased	—	—	(11,873,853)	(219,641,941)
Net decrease	—	—	(10,792,590)	$(200,179,544)
Total net increase (decrease)	4,515,774	$61,165,362	(10,558,284)	$(196,400,083)

[1]	Class NAV shares were fully redeemed on 3-28-25
Affiliates of the fund owned 52% of shares of Class R6 on April 30, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $79,759,672 and $117,002,676, respectively, for the six months ended April 30, 2026.
17	JOHN HANCOCK Financial Industries Fund |

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	347,714	$7,008,385	$62,887,103	$(66,417,002)	$(511)	$(282)	$68,690	—	$3,477,693

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Financial Industries Fund	18

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	30,866,267	1,059,133
Christine L. Hurtsellers	30,983,020	942,379
Kenneth J. Phelan	30,904,313	1,021,086
Thomas R. Wright	30,869,841	1,055,558

Non-Independent Trustee
Kristie M. Feinberg	30,882,932	1,042,467
19	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5468974	70SA 4/26
6/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Regional Bank Fund
U.S. equity
April 30, 2026

John Hancock
Regional Bank Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
12	Notes to financial statements
19	Shareholder meeting
1	JOHN HANCOCK REGIONAL BANK FUND |

Fund’s investments
AS OF 4-30-26 (unaudited)
	Shares	Value
Common stocks 99.8%		$872,085,276
(Cost $371,185,042)
Financials 99.8%		872,085,276
Banks 99.8%
1st Source Corp.	104,772	7,703,885
ACNB Corp.	77,592	3,933,138
American Business Bank	118,809	8,541,179
Ameris Bancorp	183,717	15,661,874
Avidbank Holdings, Inc. (A)	138,294	4,099,034
Bank of America Corp.	153,638	8,213,487
Bank of Marin Bancorp	211,933	5,433,962
Bank7 Corp.	140,420	6,029,635
Banner Corp.	69,601	4,657,003
Bar Harbor Bankshares	176,744	6,053,482
BayCom Corp.	190,852	5,721,743
Business First Bancshares, Inc.	215,468	5,899,514
C&F Financial Corp.	55,908	4,179,123
California BanCorp	295,008	5,513,700
Camden National Corp.	123,813	5,964,072
CB Financial Services, Inc.	83,544	2,939,078
Central Pacific Financial Corp.	179,565	5,975,923
Chemung Financial Corp.	74,613	4,955,049
ChoiceOne Financial Services, Inc.	104,791	3,146,874
Citizens Community Bancorp, Inc.	276,200	5,731,150
Citizens Financial Group, Inc.	404,401	26,306,285
Civista Bancshares, Inc.	281,223	6,994,016
CNB Financial Corp.	122,545	3,722,917
Coastal Financial Corp. (A)	155,622	11,768,136
Colony Bankcorp, Inc.	145,899	2,894,636
Columbia Banking System, Inc.	468,281	13,861,118
Community West Bancshares	183,327	4,348,516
ConnectOne Bancorp, Inc.	170,652	4,986,451
Cullen/Frost Bankers, Inc.	87,810	12,726,303
CVB Financial Corp.	615,297	12,533,600
Dime Community Bancshares, Inc.	205,042	7,358,957
Eagle Bancorp Montana, Inc.	213,006	4,711,693
East West Bancorp, Inc.	151,585	19,170,955
Eastern Bankshares, Inc.	390,377	7,897,327
Equity Bancshares, Inc., Class A	162,257	7,356,732
Farmers & Merchants Bancorp, Inc.	152,078	4,072,649
Farmers National Banc Corp.	227,198	3,196,676
Fifth Third Bancorp	537,691	27,293,195
First Busey Corp.	169,948	4,452,638
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK REGIONAL BANK FUND	2

	Shares	Value
Financials (continued)
Banks (continued)
First Business Financial Services, Inc.	133,317	$7,492,415
First Citizens BancShares, Inc., Class A	3,460	6,864,017
First Community Corp.	182,966	5,417,623
First Financial Bancorp	300,408	9,096,354
First Horizon Corp.	330,740	8,255,270
First Merchants Corp.	224,533	9,080,115
First Mid Bancshares, Inc.	109,835	4,622,955
Flushing Financial Corp.	290,164	4,677,444
German American Bancorp, Inc.	143,616	6,185,541
Great Southern Bancorp, Inc.	68,103	4,645,987
Hancock Whitney Corp.	250,218	16,892,217
HBT Financial, Inc.	246,285	6,836,872
Heritage Financial Corp.	185,349	5,100,804
Horizon Bancorp, Inc.	511,923	9,265,806
Huntington Bancshares, Inc.	1,594,828	26,729,317
Independent Bank Corp. (Massachusetts)	154,690	12,064,273
Independent Bank Corp. (Michigan)	188,538	6,261,347
KeyCorp	847,506	18,738,358
Landmark Bancorp, Inc.	142,082	3,768,015
Live Oak Bancshares, Inc.	140,308	5,275,581
M&T Bank Corp.	120,157	26,269,925
Metrocity Bankshares, Inc.	116,455	3,725,395
Mid Penn Bancorp, Inc.	143,936	4,745,570
NBT Bancorp, Inc.	207,760	9,077,034
Nicolet Bankshares, Inc.	101,021	14,797,556
Northrim BanCorp, Inc.	370,814	9,096,067
Norwood Financial Corp.	82,109	2,403,330
Ohio Valley Banc Corp.	93,980	4,183,050
Old National Bancorp	662,600	15,882,522
Old Second Bancorp, Inc.	450,953	9,294,141
OP Bancorp	337,297	4,836,839
Orange County Bancorp, Inc.	161,591	5,510,253
Orrstown Financial Services, Inc.	121,103	4,449,324
Pinnacle Financial Partners, Inc.	296,761	29,361,539
Plumas Bancorp	115,785	5,906,193
Popular, Inc.	133,258	20,032,675
Provident Financial Holdings, Inc.	171,909	2,949,958
QCR Holdings, Inc.	109,684	9,917,627
Red River Bancshares, Inc.	71,423	6,480,209
Regions Financial Corp.	794,242	22,675,609
Renasant Corp.	386,355	15,411,701
Riverview Bancorp, Inc.	564,643	2,924,851
SB Financial Group, Inc.	188,779	3,934,154
3	JOHN HANCOCK REGIONAL BANK FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Shore Bancshares, Inc.	420,998	$8,125,261
Sierra Bancorp	176,793	6,378,691
Southern First Bancshares, Inc. (A)	39,676	2,233,759
Southern Missouri Bancorp, Inc.	116,315	7,937,336
SouthState Bank Corp.	83,972	8,201,545
Stock Yards Bancorp, Inc.	101,105	7,312,925
The First Bancorp, Inc.	130,168	3,704,581
The PNC Financial Services Group, Inc.	71,653	15,978,619
Timberland Bancorp, Inc.	150,381	5,997,194
TriCo Bancshares	199,566	10,032,183
Truist Financial Corp.	207,870	10,705,305
U.S. Bancorp	350,476	19,857,970
Virginia National Bankshares Corp.	106,980	4,514,556
Washington Trust Bancorp, Inc.	134,442	4,225,512
WSFS Financial Corp.	287,522	20,692,958
Zions Bancorp NA	300,305	19,045,343

	Yield (%)	Shares	Value
Short-term investments 0.2%			$1,708,186
(Cost $1,708,169)
Short-term funds 0.2%			1,708,186
John Hancock Collateral Trust (B)	3.5556(C)	170,791	1,708,186

Total investments (Cost $372,893,211) 100.0%	$873,793,462
Other assets and liabilities, net 0.0%	65,712
Total net assets 100.0%	$873,859,174

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 4-30-26.
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $376,994,700. Net unrealized appreciation aggregated to $496,798,762, of which $498,897,338 related to gross unrealized appreciation and $2,098,576 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK REGIONAL BANK FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $371,185,042)	$872,085,276
Affiliated investments, at value (Cost $1,708,169)	1,708,186
Total investments, at value (Cost $372,893,211)	873,793,462
Dividends and interest receivable	443,845
Receivable for fund shares sold	163,856
Other assets	114,868
Total assets	874,516,031
Liabilities
Payable for fund shares repurchased	301,587
Payable to affiliates
Accounting and legal services fees	47,297
Transfer agent fees	75,595
Distribution and service fees	150,935
Trustees’ fees	1,539
Other liabilities and accrued expenses	79,904
Total liabilities	656,857
Net assets	$873,859,174
Net assets consist of
Paid-in capital	$334,668,996
Total distributable earnings (loss)	539,190,178
Net assets	$873,859,174

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($629,283,927 ÷ 20,106,609 shares)[1]	$31.30
Class C ($27,890,054 ÷ 957,023 shares)[1]	$29.14
Class I ($208,438,049 ÷ 6,668,119 shares)	$31.26
Class R6 ($8,247,144 ÷ 263,804 shares)	$31.26
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$32.95

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Dividends	$11,890,480
Dividends from affiliated investments	44,606
Less foreign taxes withheld	(20,280)
Total investment income	11,914,806
Expenses
Investment management fees	3,278,417
Distribution and service fees	904,771
Accounting and legal services fees	80,210
Transfer agent fees	455,530
Trustees’ fees	10,420
Custodian fees	51,628
State registration fees	40,655
Printing and postage	27,457
Professional fees	36,988
Other	15,311
Total expenses	4,901,387
Less expense reductions	(39,260)
Net expenses	4,862,127
Net investment income	7,052,679
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	41,364,264
Affiliated investments	(1,201)
41,363,063
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	89,610,860
89,610,860
Net realized and unrealized gain	130,973,923
Increase in net assets from operations	$138,026,602
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Regional Bank Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$7,052,679	$14,635,122
Net realized gain	41,363,063	60,598,287
Change in net unrealized appreciation (depreciation)	89,610,860	(31,211,841)
Increase in net assets resulting from operations	138,026,602	44,021,568
Distributions to shareholders
From earnings
Class A	(45,120,224)	(54,445,280)
Class C	(2,366,760)	(3,916,701)
Class I	(14,889,966)	(18,881,494)
Class R6	(568,238)	(793,166)
Total distributions	(62,945,188)	(78,036,641)
From fund share transactions	9,441,183	(22,521,596)
Total increase (decrease)	84,522,597	(56,536,669)
Net assets
Beginning of period	789,336,577	845,873,246
End of period	$873,859,174	$789,336,577
7	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$28.58	$29.64	$19.80	$29.71	$34.06	$19.47
Net investment income[2]	0.25	0.50	0.54	0.57	0.42	0.42
Net realized and unrealized gain (loss) on investments	4.78	1.17	9.97	(8.82)	(3.02)	14.66
Total from investment operations	5.03	1.67	10.51	(8.25)	(2.60)	15.08
Less distributions
From net investment income	(0.25)	(0.49)	(0.58)	(0.54)	(0.44)	(0.41)
From net realized gain	(2.06)	(2.24)	(0.09)	(1.12)	(1.31)	(0.08)
Total distributions	(2.31)	(2.73)	(0.67)	(1.66)	(1.75)	(0.49)
Net asset value, end of period	$31.30	$28.58	$29.64	$19.80	$29.71	$34.06
Total return (%)[3,4]	17.95[5]	5.76	53.63	(28.79)	(7.79)	78.08
Ratios and supplemental data
Net assets, end of period (in millions)	$629	$566	$593	$449	$724	$839
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[6]	1.21	1.23	1.22	1.23	1.22
Expenses including reductions	1.19[6]	1.20	1.22	1.21	1.22	1.21
Net investment income	1.64[6]	1.72	2.15	2.39	1.36	1.41
Portfolio turnover (%)	2	5	3	7	11	10

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Regional Bank Fund	8

CLASS C SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$26.75	$27.89	$18.67	$28.09	$32.28	$18.46
Net investment income[2]	0.13	0.27	0.35	0.37	0.19	0.20
Net realized and unrealized gain (loss) on investments	4.46	1.11	9.37	(8.31)	(2.86)	13.91
Total from investment operations	4.59	1.38	9.72	(7.94)	(2.67)	14.11
Less distributions
From net investment income	(0.14)	(0.28)	(0.41)	(0.36)	(0.21)	(0.21)
From net realized gain	(2.06)	(2.24)	(0.09)	(1.12)	(1.31)	(0.08)
Total distributions	(2.20)	(2.52)	(0.50)	(1.48)	(1.52)	(0.29)
Net asset value, end of period	$29.14	$26.75	$27.89	$18.67	$28.09	$32.28
Total return (%)[3,4]	17.47[5]	4.99	52.46	(29.30)	(8.46)	76.91
Ratios and supplemental data
Net assets, end of period (in millions)	$28	$31	$46	$54	$108	$123
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95[6]	1.96	1.97	1.96	1.94	1.93
Expenses including reductions	1.94[6]	1.95	1.96	1.96	1.93	1.92
Net investment income	0.92[6]	0.99	1.48	1.64	0.66	0.70
Portfolio turnover (%)	2	5	3	7	11	10

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
9	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$28.55	$29.60	$19.78	$29.70	$34.05	$19.45
Net investment income[2]	0.28	0.57	0.61	0.63	0.51	0.50
Net realized and unrealized gain (loss) on investments	4.78	1.19	9.95	(8.82)	(3.02)	14.67
Total from investment operations	5.06	1.76	10.56	(8.19)	(2.51)	15.17
Less distributions
From net investment income	(0.29)	(0.57)	(0.65)	(0.61)	(0.53)	(0.49)
From net realized gain	(2.06)	(2.24)	(0.09)	(1.12)	(1.31)	(0.08)
Total distributions	(2.35)	(2.81)	(0.74)	(1.73)	(1.84)	(0.57)
Net asset value, end of period	$31.26	$28.55	$29.60	$19.78	$29.70	$34.05
Total return (%)[3]	18.07[4]	6.07	54.00	(28.61)	(7.52)	78.68
Ratios and supplemental data
Net assets, end of period (in millions)	$208	$185	$198	$178	$360	$345
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[5]	0.96	0.97	0.96	0.94	0.93
Expenses including reductions	0.94[5]	0.95	0.96	0.96	0.93	0.92
Net investment income	1.89[5]	1.97	2.44	2.63	1.66	1.68
Portfolio turnover (%)	2	5	3	7	11	10

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Regional Bank Fund	10

CLASS R6 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$28.55	$29.61	$19.78	$29.70	$34.05	$19.45
Net investment income[2]	0.30	0.60	0.64	0.64	0.57	0.51
Net realized and unrealized gain (loss) on investments	4.77	1.18	9.95	(8.81)	(3.05)	14.69
Total from investment operations	5.07	1.78	10.59	(8.17)	(2.48)	15.20
Less distributions
From net investment income	(0.30)	(0.60)	(0.67)	(0.63)	(0.56)	(0.52)
From net realized gain	(2.06)	(2.24)	(0.09)	(1.12)	(1.31)	(0.08)
Total distributions	(2.36)	(2.84)	(0.76)	(1.75)	(1.87)	(0.60)
Net asset value, end of period	$31.26	$28.55	$29.61	$19.78	$29.70	$34.05
Total return (%)[3]	18.13[4]	6.15	54.21	(28.53)	(7.43)	78.86
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$7	$8	$7	$7	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[5]	0.85	0.86	0.85	0.83	0.83
Expenses including reductions	0.84[5]	0.84	0.85	0.85	0.82	0.82
Net investment income	1.98[5]	2.06	2.53	2.74	1.85	1.69
Portfolio turnover (%)	2	5	3	7	11	10

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
| JOHN HANCOCK Regional Bank Fund	12

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2026 were $1,956.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
13	JOHN HANCOCK Regional Bank Fund |

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.750% of the next $500 million of the fund’s average daily net assets; (c) 0.735% of the next $1 billion of the fund’s average daily net assets; and (d) 0.725% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
| JOHN HANCOCK Regional Bank Fund	14

fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$28,265
Class C	1,377
Class I	9,263
Class	Expense reduction
Class R6	$355
Total	$39,260

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.77% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $64,247 for the six months ended April 30, 2026. Of this amount, $10,545 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $53,702 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2026, CDSCs received by the Distributor amounted to $609 and $955 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
15	JOHN HANCOCK Regional Bank Fund |

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$756,957	$330,795
Class C	147,814	16,163
Class I	—	108,384
Class R6	—	188
Total	$904,771	$455,530
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	387,210	$11,792,841	1,049,865	$30,755,151
Distributions reinvested	1,376,011	41,409,461	1,746,106	49,888,991
Repurchased	(1,466,188)	(44,333,151)	(3,002,582)	(86,385,551)
Net increase (decrease)	297,033	$8,869,151	(206,611)	$(5,741,409)
Class C shares
Sold	24,313	$694,379	109,658	$2,987,559
Distributions reinvested	81,958	2,300,431	143,309	3,837,888
Repurchased	(300,257)	(8,482,266)	(768,238)	(20,612,283)
Net decrease	(193,986)	$(5,487,456)	(515,271)	$(13,786,836)
Class I shares
Sold	710,197	$21,707,317	2,213,038	$65,408,438
Distributions reinvested	425,211	12,770,980	554,780	15,827,831
Repurchased	(962,348)	(29,126,281)	(2,951,152)	(82,900,137)
Net increase (decrease)	173,060	$5,352,016	(183,334)	$(1,663,868)
| JOHN HANCOCK Regional Bank Fund	16

	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	49,537	$1,503,027	64,961	$1,885,758
Distributions reinvested	18,924	568,238	27,807	793,166
Repurchased	(45,134)	(1,363,793)	(137,491)	(4,008,407)
Net increase (decrease)	23,327	$707,472	(44,723)	$(1,329,483)
Total net increase (decrease)	299,434	$9,441,183	(949,939)	$(22,521,596)
Affiliates of the fund owned 28% of shares of Class R6 on April 30, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $14,382,567 and $61,609,549, respectively, for the six months ended April 30, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	170,791	$162,915	$31,825,670	$(30,279,198)	$(1,201)	—	$44,606	—	$1,708,186
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of
17	JOHN HANCOCK Regional Bank Fund |

operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Regional Bank Fund	18

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	30,866,267	1,059,133
Christine L. Hurtsellers	30,983,020	942,379
Kenneth J. Phelan	30,904,313	1,021,086
Thomas R. Wright	30,869,841	1,055,558

Non-Independent Trustee
Kristie M. Feinberg	30,882,932	1,042,467
19	JOHN HANCOCK REGIONAL BANK FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5468992	01SA 4/26
6/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Kristie M. Feinberg
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Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
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Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 8, 2026
By:	/s/ Fernando A. Silva
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Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 8, 2026